Offerings	Jan. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 4,972,050,761.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 761,220.97
Offering Note
*Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 58,736,636 issued and outstanding shares of common stock, par value $0.001 per share, of Inari Medical, Inc. (the “
Company
”), multiplied by the offer price of $80.00 per share (the “
Offer Price
”); (ii) 991,905 shares of Company common stock subject to outstanding Company stock options with a per-share
exercise price less than the Offer Price, multiplied by $60.19, which is the difference between the Offer Price and $19.81 (the weighted average exercise price of such Company stock options); (iii) 2,547,714 shares of Company common stock subject to Company restricted stock unit awards, which represents the maximum amount of shares of Company common stock issuable pursuant to restricted stock unit awards, multiplied by the Offer Price; and (iv) 120,000 shares of Company common stock estimated to be subject to outstanding purchase rights under the Company’s Amended & Restated 2020 Employee Stock Purchase Plan, multiplied by the Offer Price. The calculation of the filing fee is based on information provided by the Company as of January 15, 2025, the most recent practicable date.
**The filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2025, effective October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
*Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 58,736,636 issued and outstanding shares of common stock, par value $0.001 per share, of Inari Medical, Inc. (the “
Company
”), multiplied by the offer price of $80.00 per share (the “
Offer Price
”); (ii) 991,905 shares of Company common stock subject to outstanding Company stock options with a per-share
exercise price less than the Offer Price, multiplied by $60.19, which is the difference between the Offer Price and $19.81 (the weighted average exercise price of such Company stock options); (iii) 2,547,714 shares of Company common stock subject to Company restricted stock unit awards, which represents the maximum amount of shares of Company common stock issuable pursuant to restricted stock unit awards, multiplied by the Offer Price; and (iv) 120,000 shares of Company common stock estimated to be subject to outstanding purchase rights under the Company’s Amended & Restated 2020 Employee Stock Purchase Plan, multiplied by the Offer Price. The calculation of the filing fee is based on information provided by the Company as of January 15, 2025, the most recent practicable date.
**The filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2025, effective October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310.